Investment Strategy	Apr. 28, 2026
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies. FIAM LLC, the Fund's subadviser (the "Subadviser"), defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $972 million to $4.2 trillion as of March 31, 2026. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

The Fund may invest in foreign equity securities, either directly or through depositary receipts. The Fund's foreign investments are mainly in developed markets.

The Subadviser emphasizes individual security selection while allocating the Fund's investments across industries, which is intended to reduce risk. The Subadviser invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks. Some reasons that could persuade the Subadviser to sell investments include negative earnings revisions, deterioration in business fundamentals, unreasonably high valuations, or an unexpected change in business strategy.

Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. Wellington Management Company LLP, the Fund's subadviser (the "Subadviser"), defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the "Index") at the time of purchase.

Although expected to change frequently, the market capitalization range of the Index was approximately $972 million to $4.2 trillion as of March 31, 2026.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

The Fund invests primarily in the common stock of growth-oriented companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, such as the information technology sector. The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The Subadviser employs a "bottom-up" approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A "bottom-up" approach evaluates individual companies in the context of broader market factors. Fund construction emphasizes stock-specific risk while seeking to minimize other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.

The Subadviser's stock selection process is derived from its observation that the quality and persistence of a company's business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the Subadviser's investment philosophy.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. Janus Henderson Investors US LLC, the Fund's subadviser (the "Subadviser"), defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Growth Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $122 million to $95 billion as of March 31, 2026. The Fund may also invest in foreign securities.

The Fund invests primarily in common stocks selected for their growth potential. The Subadviser applies a "bottom-up" approach in choosing investments. In other words, the Subadviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment objective and strategies.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Massachusetts Financial Services Company (MFS®), the Fund's subadviser (the "Subadviser"), may invest the Fund's assets in securities of companies of any size and in foreign securities. In selecting investments for the Fund, the Subadviser is not constrained by any particular investment style. The Subadviser may invest the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

The Subadviser normally invests the Fund's assets across different industries and sectors, but the Subadviser may invest a significant percentage of the Fund's assets in issuers in a single industry or sector. The Subadviser may also invest a significant percentage of the Fund's assets in issuers in a single country or geographic region.

A team of investment research analysts selects investments for the Fund. The Subadviser generally expects the Fund's exposure to broad industry categories to approximate the exposure of the Russell 3000® Index (the "Index") to these broad industry categories using the Subadviser's custom industry categories to classify the Fund and the Index's holdings.

The Subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered by the Subadviser may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. The Subadviser may also consider environmental, social, and governance ("ESG") factors in its fundamental investment analysis where the Subadviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer's governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors, may also be considered by the Subadviser.

Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

AllianceBernstein L.P., the Fund's subadviser (the "Subadviser"), seeks to achieve the Fund's objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in common stocks, or other investments that the Subadviser believes have similar economic characteristics, of companies with large market capitalizations. The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Standard & Poor's 500® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $6.64 billion to $4.24 trillion as of March 31, 2026.

The Fund invests in companies that are determined by the Subadviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Subadviser selects investments based on an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Subadviser considers include: a company's record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company's securities. The Subadviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Subadviser weighs economic, political and market factors in making investment decisions. The Subadviser seeks to manage the Fund's portfolio so that it is subject to less share price volatility than many other U.S. mutual funds, although there can be no guarantee that the Subadviser will be successful in this regard.

The Subadviser expects that normally the Fund's portfolio will primarily invest in securities issued by U.S. companies, although it may, at times, also invest in foreign securities. The Fund may, at times, invest in shares of exchange-traded funds ("ETFs") in lieu of making direct investments in securities or to seek to obtain desired exposures.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. Derivatives transactions may be used, for example, in an effort to earn extra income, to attempt to adjust exposure to individual securities or markets, or to seek to protect all, or a portion, of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in equity securities, or other investments with similar economic characteristics, of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor's 500® Index (the "Index"). Although expected to change frequently, the market capitalization range of the Index was approximately $6.64 billion to $4.24 trillion as of March 31, 2026. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, as described below, the Fund may choose to continue to hold a security even if the company's market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.

The Fund may invest up to 10% of its total assets in foreign equity securities. The Fund normally invests in common stocks. The Fund may from time to time emphasize one or more sectors in selecting its investments, such as the information technology sector. Generally, the Fund anticipates holding between 60 and 90 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

In selecting investments, Wellington Management Company LLP (the "Subadviser") employs an active management strategy of fundamental bottom-up analysis along with risk management criteria in identifying opportunities and constructing the Fund's portfolio. The Subadviser seeks to identify companies with, among other attributes, improving quality metrics (e.g., financial stability, market positioning and strength of management team and governance), fundamental business momentum (e.g., growth in revenues, cash flows, and profitability), and attractive relative valuations. The Subadviser may sell a security when the security's price reaches a target set by the Subadviser or if the Subadviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or if other investments are more attractive, or for other reasons.

Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies that Putnam Investment Management, LLC, the Fund's subadviser (the "Subadviser"), believes have favorable investment potential. The Subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Standard & Poor's 500® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $6.64 billion to $4.24 trillion as of March 31, 2026. In addition to common stocks, the Fund may invest in preferred stocks and convertible securities.

The Fund may purchase securities of companies with stock prices that reflect a value lower than that which the Subadviser places on the company or security, as applicable. The Fund may from time to time emphasize one or more sectors in selecting its investments, such as the information technology sector. The Subadviser may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

FIAM LLC, the Fund's subadviser (the "Subadviser"), seeks to achieve the Fund's objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in stocks, or other investments that the Subadviser believes have similar economic characteristics, of mid-capitalization companies. The Subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the "Russell Index") or the S&P MidCap 400® Index (the "S&P 400 Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Russell Index was approximately $907 million to $109.9 billion, and the market capitalization range of the S&P 400 Index was approximately $1.7 billion to $27.7 billion, as of March 31, 2026. The Fund may also invest in securities of companies with smaller or larger market capitalizations.

The Fund may invest in equity securities of domestic or foreign issuers. The Fund typically allocates its assets across different market sectors, including communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities, using other portfolio managers of the Subadviser to handle investments within each sector. The Subadviser expects the Fund's sector allocations will approximate the sector weightings of the S&P 400 Index.

The Fund may invest in either "growth" stocks, "value" stocks, or both. The Subadviser uses fundamental analysis, which involves a "bottom-up" assessment of an issuer's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and market and economic conditions, to select the Fund's investments.

Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in common stocks, or other investments that FIAM LLC (the "Subadviser") believes have similar economic characteristics, of small- and medium-capitalization companies. The Subadviser defines small- and medium-capitalization companies as companies with market capitalizations similar to companies in the Russell 2500® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was $4 million to $94 billion as of March 31, 2026.

The Subadviser invests principally in common stocks of domestic and foreign small-and medium-capitalization companies that it believes are underpriced yet have attractive growth prospects. A central aspect of the Subadviser's investment discipline is its emphasis on growth and valuation. The Subadviser utilizes a fundamental, bottom-up investment process, which focuses on companies with persistent, above-average earnings growth and strong financial characteristics. The Subadviser's investment process is built on the foundation of the Subadviser's extensive research coverage; the research team meets regularly with company management teams, and maintains active ratings, valuation work, price targets, and investment theses on a large portion of the U.S. small- and medium-capitalization universe. The Subadviser seeks to capture these insights and build an active portfolio of small- and medium-capitalization stocks with competitive growth and financial characteristics at attractive valuations.

The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depositary Receipts ("ADRs") and similar investments that are either U.S. dollar-denominated and/or traded on a U.S. stock exchange; as well as non-U.S. dollar-denominated securities traded on a foreign stock exchange.

The Subadviser may choose to sell or reduce position sizes for a number of reasons, including but not limited to: (i) the investment thesis has been realized which leads to less attractive valuation and/or the company has appreciated to a level where it no longer fits within the investment mandate; (ii) the investment case is less compelling than other new or existing ideas in the portfolio; or (iii) the investment thesis is no longer valid, and the stock no longer offers the excess return previously expected.

Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. Wellington Management Company LLP (the "Subadviser") uses fundamental analysis to identify securities that it believes offer above average yields, below average valuations and the potential for dividend increases in the future. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion. Fundamental analysis of a company involves the Subadviser's assessment of a variety of factors, including the company's business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. At the time of investment, every equity security in which the Fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The Fund may invest up to 20% of its net assets in the equity securities of foreign issuers and non-dollar securities or through American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.

Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Boston Partners Global Investors, Inc., the Fund's subadviser (the "Subadviser"), defines large capitalization companies as companies with market capitalizations similar to companies in the

Russell 1000® Value Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $907 million to $3.5 billion as of March 31, 2026. The Fund invests primarily in a diversified portfolio of equity securities that are identified by the Subadviser as having value characteristics.

The Fund may invest up to 20% of its total assets in foreign currency-denominated securities, measured at the time of investment.

The Fund may participate as a purchaser in initial public offerings of securities ("IPOs").

The Subadviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Subadviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in the equity securities of U.S. companies that AllianceBernstein L.P., the Fund's subadviser (the "Subadviser"), believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid capitalization). The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $907 million to $3.5 billion as of March 31, 2026. The Fund may also invest in foreign securities.

The Subadviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Subadviser depends heavily upon the fundamental analysis and research of its internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 primarily U.S. companies. In determining a company's intrinsic economic value, the Subadviser takes into account many fundamental and financial factors that it believes bear on the company's ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Subadviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Subadviser anticipates that the Fund's portfolio normally will include companies ranking in the top three deciles of the Subadviser's valuation model.

The Subadviser recognizes that the perception of what is a "value" stock is relative and the factors considered in determining whether a stock is a "value" stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund's emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. Allspring Global Investments, LLC, the Fund's subadviser (the "Subadviser"), defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $907 million to $109.9 billion as of March 31, 2026.

The Subadviser looks for undervalued companies that it believes have the potential for above average capital appreciation, and, in some instances, below average risk. Rigorous fundamental research drives the Subadviser's search for companies with favorable reward-to-risk ratios and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include securities of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. The Subadviser regularly reviews the investments of the Fund and may sell a portfolio security when the security nears its price target, downside risks increase considerably, the company's fundamentals have deteriorated, or the Subadviser identifies a more attractive investment opportunity.

Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index (the "Index").

Although expected to change frequently, as of March 31, 2026, the market capitalization range of the Index was approximately $18.3 million to $33.8 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including, without limitation: securities convertible into common stocks; shares of real estate investment trusts ("REITs"); warrants and rights to purchase common stocks; preferred stocks; and exchange-traded master limited partnerships.

The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Boston Partners Global Investors, Inc. (the "Subadviser") uses a value approach to select the Fund's investments. Using this investment style, the Subadviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Subadviser believes to be their intrinsic values. The Subadviser employs a bottom-up strategy, focusing on undervalued industries that the Subadviser believes are experiencing positive change. The Subadviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Subadviser looks for in selecting investments include, without limitation: increasing returns on invested capital; companies who have demonstrated an ability to generate high return on invested capital ("ROIC"); companies which provide solid cash flows with appropriate capital; potential catalysts such as new products, cyclical upturns and changes in management; and low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Subadviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Subadviser constantly monitors and adjusts as appropriate.

Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies in the utilities industry (or utilities group of industries) worldwide. Wellington Management Company LLP (the "Subadviser") considers a company to be in the utilities industry (or utilities group of industries) if it engages in the ownership or operation of facilities used in, or derives at least

50% of its assets or revenues from, the generation, transmission, or distribution of electricity, gas, or water. "Global securities" may include: common stock, depositary receipts, master limited partnerships ("MLPs") (up to a maximum of 20% of the Fund's net assets), preferred stock, and exchange traded funds ("ETFs").

The Subadviser analyzes the competitive outlook for various industries within the utilities group of industries, identifying those industries it believes are likely to benefit from the current market environment, as well as individual opportunities within each industry. The Subadviser applies an integrated approach to portfolio management that incorporates macroeconomic, industry and company-specific factors, such as the regulatory environment, regional exposures, industry allocations, stock selection, contract pricing, and the Subadviser's assessment of the sustainability of cash flow growth and intrinsic value. Industry weightings will reflect the Subadviser's view as to both the macroeconomic environment and the relative attractiveness of stocks within the utilities industries. Holdings are generally diversified across the utilities group of industries, but may at times be concentrated in segments of the utilities industries (e.g., electricity, gas or water) that provide what the Subadviser considers to be the most compelling opportunities. The Subadviser will generally seek to diversify the Fund's portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country; (ii) the issuer is organized under the laws of such country; or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Country and regional weights are a fallout of the stock-selection process, although the Fund typically maintains exposures to all major geographic regions. Investment in emerging markets is permitted up to 25% of Fund assets. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund may invest in companies of any size.

Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. Currency exposure is typically left unhedged, although hedging is permitted.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which J.P. Morgan Investment Management Inc., the Fund's subadviser (the "Subadviser"), defines as companies with market capitalizations similar to companies in the MSCI® Europe, Australasia and Far East ("EAFE®") Growth Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $2.2 billion to $497 billion as of March 31, 2026.

The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Subadviser will generally seek to diversify the Fund's portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country; (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. In choosing securities for the Fund, the Subadviser looks for established companies in economically developed countries and may invest up to 15% of the Fund's assets in securities of companies whose principal business activities are located in emerging market countries. The Subadviser generally considers countries included in the MSCI® Emerging Markets Index to be emerging market countries, but may consider other factors in determining whether an issuer is situated in an emerging market country.

The Fund may invest in securities denominated in any currency and invests substantially in securities denominated in foreign currencies. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives.

The Fund may utilize currency forwards to reduce currency deviations relative to its primary benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Subadviser, utilizing the insights of its global research platform, seeks to identify companies that it believes are attractively valued relative to the long-term growth they can achieve. The Subadviser identifies these companies through internal research and by subjecting them to a disciplined set of growth, valuation and quality criteria. Companies that display attractive growth and valuation characteristics and for which the growth is believed to be sustainable will be considered candidates for purchase. Conversely, companies become candidates for sale if the expected growth is believed to be at risk or when valuations are no longer attractive.

As part of its investment process, the Subadviser seeks to assess the impact of environmental, social and governance ("ESG") factors on the companies in which the Fund invests. The Subadviser's assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund's investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.

Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities and warrants of companies.

The Fund invests principally in common stocks of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East ("EAFE®") Index (the "Index") at the time of purchase. Schroder Investment Management North America Inc., the Fund's subadviser ("SIMNA"), and Schroder Investment Management North America Limited, the Fund's sub-subadviser ("SIMNA Ltd.") (collectively, the "Subadvisers") select investments for the Fund that they believe are undervalued or have the potential for growth based on their earnings, cash flow, or asset values. Although expected to change frequently, the market capitalization range of the Index was approximately $3.4 billion to $1.4 trillion as of March 31, 2026.

The Subadvisers will generally seek to diversify the Fund's portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country; (ii) the issuer is organized under the laws of such country; or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. In choosing securities for the Fund, the Subadvisers look for established companies in economically developed countries and may invest up to 15% of the Fund's assets in securities of companies whose principal business activities are located in emerging market countries. The Subadvisers generally consider the countries included in the MSCI® Emerging Markets Index to be emerging market countries, but may consider other factors in determining whether an issuer is situated in an emerging market country.

The Subadvisers typically may sell investments when they believe that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

In addition, the Subadvisers incorporate environmental, social and governance ("ESG") factors into their investment process. The Subadvisers evaluate the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which they view as important in their assessment of a company's risk and potential for profitability.

Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Wellington Management Company LLP, the Fund's subadviser (the "Subadviser"), seeks to achieve the Fund's objective by investing primarily in a diversified portfolio of equity investments and investment grade fixed income and other debt investments. Under normal circumstances, the Subadviser anticipates that approximately 60-70% of the Fund's assets will be allocated to equity investments and 30-40% of the Fund's assets will be allocated to fixed income and other debt investments. The Fund's assets are allocated among these asset classes based on the Subadviser's assessment of the relative risks and returns of each asset class.

The Fund's equity strategy seeks to provide long-term total returns by investing primarily in common stocks and other equity securities of U.S. large-capitalization companies and, to a lesser extent, U.S. mid-capitalization companies and foreign companies. The Fund may also invest in exchange-traded funds ("ETFs"). The Subadviser will allocate the Fund's assets in the equity strategy across a variety of industries, selecting companies in each industry based on the research of the Sub-adviser's team of global industry analysts. The Fund will typically seek to maintain representation in each major industry represented by broad-based, large-capitalization U.S. equity indices. The Subadviser may invest up to 15% of the Fund's net assets allocated to the equity strategy in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the Fund's equity strategy, the Subadviser employs a "bottom-up" approach, using fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the Subadviser's assessment of a variety of factors, including the company's business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The Fund's fixed income strategy seeks to provide long-term total returns by investing primarily in a broad range of high-quality U.S. fixed income securities (typically rated AA- or better by S&P Global (Ratings) ("S&P") or Aa3 or better by Moody's Investors Service, Inc. ("Moody's") or its equivalent by any other nationally recognized statistical rating organization ("NRSRO")). The Fund's fixed income investments primarily include U.S. government and agency securities, mortgage-backed and other asset-backed securities, taxable municipal bonds, and investment-grade U.S. dollar-denominated corporate and sovereign debt securities. The Subadviser will not invest the Fund's assets in securities rated below investment grade at the time of purchase or securities denominated in foreign currencies. The Subadviser may invest in fixed income-related derivatives, including, but not limited to futures contracts, forward transactions, options and swap agreements.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in investment grade debt securities of all types and repurchase agreements for those securities. The Fund's debt securities may include without limitation: long- and short-term corporate debt obligations; mortgage-backed, mortgage-related, and other asset-backed securities; convertible bonds; U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

FIAM LLC (the "Subadviser") uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Yield curve positioning represents the relationship between the interest rates of bonds having the same credit quality but different maturity dates. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 3 and 10 years. Duration is a measure of a bond price's sensitivity to changes in interest rates. The Fund may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment grade debt markets. An investment grade security is one that is rated BBB- (or its equivalent) and higher by a credit rating agency registered as a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, has been determined by the Subadviser to be of comparable quality.

Although the Fund primarily invests in domestic securities, up to 20% of the Fund's assets may be invested in foreign debt securities, which may be denominated in foreign currencies. The Fund may purchase or sell securities on a when-issued, to-be-announced ("TBA"), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. A mortgage dollar roll transaction involves a sale by a Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Fund may also invest in other investment companies, including exchange-traded funds ("ETFs"), for cash management purposes or to seek exposure to a particular asset class. In addition, the Fund may invest in commercial mortgage-backed securities ("CMBS") and collateralized loan obligations ("CLOs").

The Subadviser regularly reviews the Fund's investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or if it considers other investments more attractive.

Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as "high yield" or "junk" bonds). The Fund currently intends to limit such investments to those, at the time of purchase, rated B-/B3 or higher by Moody's Investors Services, Inc., S&P Global Ratings or Fitch, Inc. (or comparably rated by another rating agency), or, if unrated, determined by Lord, Abbett & Co. LLC, the Fund's subadviser (the "Subadviser"), to be of comparable quality. The Fund also may invest in fixed income investments issued by non-U.S. entities but denominated in U.S. dollars, and fixed income investment issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities; mortgage-backed, mortgage-related, and other asset-backed securities; inflation-linked investments (e.g., Treasury Inflation-Protected Securities or "TIPS"); and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding, or to adjust exposure to, the underlying asset on which the derivative is based, or for cash management or portfolio management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of commercial mortgage-backed securities), other futures, and/or currency forwards to adjust the Fund's related exposures or for other portfolio management reasons.

The Subadviser seeks to manage the Fund's interest rate risk through the Subadviser's management of the average duration of the investments the Fund holds in its portfolio. The Fund expects to maintain an average duration plus or minus two years of the bond market's duration, as measured by the Bloomberg US Aggregate Bond Index (which was approximately 5.86 years as of March 31, 2026).

The Subadviser buys and sells fixed income investments for the Fund using a relative value-oriented investment process, meaning the Subadviser generally seeks more investment exposure to fixed income investments that the Subadviser believes to be undervalued and less investment exposure to fixed income investments that the Subadviser believes to be overvalued. The Subadviser combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Subadviser evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Subadviser employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Subadviser may actively rotate the Fund's sector exposure based on its assessment of relative value.

The Fund may sell a fixed income investment when the Subadviser believes the fixed income investment is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons.

Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund's fixed income investments include: U.S. and foreign corporate debt securities; U.S. government securities and securities of foreign governments (which may include securities issued, guaranteed or otherwise backed by the government or its agencies, instrumentalities or other sponsored enterprises such as agency mortgage-backed securities) and supranational entities; U.S. and foreign below investment grade bonds; mortgage- and other asset-backed securities, including collateralized mortgage obligations ("CMOs") and collateralized loan obligations ("CLOs"); inflation-linked investments (e.g., Treasury Inflation-Protected Securities or "TIPS"); and cash-equivalent instruments. The Fund's CLO investments may include CLO tranches of any rating. The Fund's investments may also include "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds as well as loans of any maturity and credit quality, including "covenant-lite" loans. The Fund may also invest in credit risk transfer securities ("CRTs") and in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may also invest in equity-related instruments including convertible and preferred securities and warrants.

The Fund's foreign investments may include debt securities issued by emerging markets countries and companies whose principal business activities are located in emerging market countries. The Subadviser generally considers countries included in the MSCI® Emerging Markets Index to be emerging market countries, but may consider other factors in determining whether an issuer is situated in an emerging market country. The Fund may, from time to time, invest a substantial portion of its assets in issuers in any country or group of countries. In addition, a substantial portion of the Fund's assets may be invested in agency residential and commercial mortgage- and other asset-backed securities. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds ("ETFs"), which may include ETFs affiliated with Janus Henderson Investors US LLC (the "Subadviser").

Under certain market conditions, the Fund may use derivative instruments including futures contracts, options, swaps, and forward contracts to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. Duration is a measure of a bond price's sensitivity to changes in interest rates. Yield curve positioning represents the relationship between the interest rates of bonds having the same credit quality but different maturity dates.

Under normal market conditions, the Fund may invest up to 65% of its net assets in below investment grade securities or unrated securities considered by the Subadviser to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The limit may be exceeded on a temporary basis under unusual circumstances, such as when new issue allocations are higher than expected. An investment is considered below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. or BB+ by Standard & Poor's Ratings Group or Fitch Ratings Inc., or lower or, if unrated, is considered by the Subadviser to be of comparable quality. The Fund will consider a security to be below investment grade if at least two of the three rating agencies rates it below investment grade as described above. When a rating from only two of the rating agencies is available, the lower rating will be used.

The Subadviser allocates the Fund's investments based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation. The Subadviser selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of perceived risk associated with a specific investment relative to the potential for favorable investment returns and to other investments. The Subadviser typically may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Allspring Global Investments, LLC (the "Subadviser"), pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in debt securities. The Fund's debt securities may include, without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"); asset-backed securities, including collateralized loan obligations ("CLOs"); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds); and money market instruments. The Fund's CLO investments may include CLO tranches of any rating.

The Subadviser's investment approach prioritizes sector allocation and security selection while de-emphasizing duration strategy as the primary source of excess return. The Subadviser emphasizes yield-advantaged sectors though consideration is given to the full spectrum of investment grade securities. Security selection is driven by a disciplined, robust, fundamental and quantitative credit analysis within a relative value framework. The Subadviser's relative value assessment focuses on the factors unique to each sector when evaluating securities for investment. It identifies securities with attractive risk/reward characteristics and believes pricing inefficiencies can be identified and captured to generate attractive risk adjusted returns. A security is sold when it becomes overvalued on a relative basis or when proactive research indicates a deterioration of a security's risk-rating score or outlook.

Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 1 and 3 years and its average maturity is expected to be between 1 and 3 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment grade debt markets. The Fund may invest up to 10% of its total assets in below investment grade debt securities (commonly known as "high-yield" securities or "junk" bonds). An investment is considered below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. or BB+ by Standard & Poor's Ratings Group or Fitch Ratings, Inc., or lower or, if unrated, is considered by the Subadviser to be of comparable quality. The Fund will consider a security to be below investment grade if at least two of the three rating agencies rate it below investment grade as described above. When a rating from only two of the rating agencies is available, the lower rating will be used.

The Fund may enter into Treasury futures contracts (both long and short positions). The Fund may enter into these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk or interest rate risk; equitizing cash; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; and asset and sector allocation.

The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), for cash management purposes or to seek exposure to a particular asset class. The Subadviser regularly reviews the Fund's investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.

Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. Massachusetts Financial Services Company ("MFS®") (the "Subadviser") invests the Fund's assets primarily in a broad range of fixed income investments; corporate debt securities, including below investment-grade or high-yield investments; mortgage-backed and other asset-backed securities, including commercial mortgage-backed securities ("CMBS") and collateralized loan obligations ("CLOs"); loans;

securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or government-sponsored enterprises; and securities issued or guaranteed by a foreign government, its agencies or instrumentalities, including debt securities issued by emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund's CLO investments may include CLO tranches of any rating. The Fund also may invest in fixed income investments issued by foreign entities, denominated in U.S. dollars and other currencies. The Subadviser allocates the Fund's assets across theses categories with a view towards broad diversification across and within these categories.

The Fund may invest in securities of any quality, and may invest up to 35% of its net assets, at the time of purchase, in below investment grade quality debt instruments (commonly referred to as "high-yield" or "junk bonds").

The Subadviser may purchase or sell securities for the Fund on a when-issued, delayed-delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to-be-announced ("TBA") market.

The Subadviser normally invests the Fund's assets across different industries, sectors, countries, and geographic regions, but the Subadviser may invest a significant percentage of the Fund's assets in issuers in a single industry, sector, country, or region. The Subadviser may invest a significant percentage of the Fund's assets in a single issuer or a small number of issuers.

The Subadviser may use derivatives for any investment purpose. The Fund may use derivative instruments including, but not limited to, futures contracts, options, swaps, and forward contracts. To the extent the Subadviser uses derivatives, the Subadviser expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The Subadviser uses an active bottom-up approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers' financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuers management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the Fund, the Subadviser also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments. The Fund typically invests at least 50% of its net assets in U.S. government securities. The U.S. government securities in which the Fund invests include U.S. Treasury securities or other securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or government-sponsored enterprises, including bonds, notes, mortgage-backed securities and other fixed-income or debt instruments. These investments may also include securities issued by U.S. government agencies that are not backed by the full faith and credit of the U.S. government. In addition to mortgage-backed securities, the Fund may invest in other types of asset-backed securities, including commercial mortgage-backed securities ("CMBS"), collateralized mortgage obligations ("CMOs") and collateralized loan obligations ("CLOs"). The CLOs in which the Fund invests generally will be investment grade. The Fund may also invest in U.S. and foreign corporate debt securities, inflation-linked securities (e.g., Treasury Inflation-Protected Securities or "TIPS") and U.S. municipal securities. The corporate credit investments in which the Fund invests typically will be investment grade.

Under certain market conditions, the Fund may use futures contracts, options, swaps, and forward contracts to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. Duration is a measure of a bond price's sensitivity to changes in interest rates. Yield curve positioning represents the relationship between the interest rates of bonds having the same credit quality but different maturity dates.

Lord, Abbett & Co. LLC (the "Subadviser") seeks to manage the Fund's interest rate risk through the Subadviser's management of the average duration of the investments the Fund holds in its portfolio. The Fund as a whole expects to maintain an average duration of plus or minus one year of the duration of the U.S. government securities market, as measured by the Bloomberg US Intermediate Government/Credit Index (which was approximately 3.74 years as of March 31, 2026).

The Subadviser applies an active top-down and bottom-up analysis to construct the Fund's investment portfolio. The Subadviser uses a blend of fundamental research and quantitative tools to evaluate global economic conditions, opportunities, and risks across different segments of the fixed income market. The Subadviser selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of perceived risk associated with a specific investment relative to the potential for favorable investment returns and to other investments. The Subadviser may actively rotate the Fund's exposure to various fixed income asset classes based on its assessment of relative value.

The Fund's foreign investments may include debt securities issued by companies domiciled in emerging markets countries and companies whose principal business activities are located in emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.